SUMMARY OF STOCK OPTION ACTIVITY (Details)	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Life (Year), Options vested	14 days
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding, Balance Beginning | shares	326,348
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 2.4
Weighted Average Remaining Contractual Life (Year), Beginning	2 years 7 months 6 days
Aggregated Intrinsic Value, Outstanding Beginning | $	$ 143,587
Option Outstanding, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Option Outstanding, Canceled | shares	(13,333)
Weighted Average Exercise Price, Canceled | $ / shares	$ 2.4
Option Outstanding, Balance Ending | shares	313,015
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 2.4
Weighted Average Remaining Contractual Life (Year), Ending	2 years 1 month 6 days
Aggregated Intrinsic Value, Outstanding Ending | $	$ 769,980
Option Outstanding, Vested and expected to be vested | shares	313,015
Weighted Average Exercise Price, Vested and expected to be vested | $ / shares	$ 2.4
Weighted Average Remaining Contractual Life (Year), Options vested	2 years 1 month 6 days
Aggregated Intrinsic Value, Vested and expected to be vested | $	$ 769,980
Option Outstanding, Options Exercisable | shares	156,500
Weighted Average Exercise Price, Options Exercisable | $ / shares	$ 2.4
Weighted Average Remaining Contractual Life (Year), Options exercisable	2 years 1 month 6 days
Aggregated Intrinsic Value, Options exercisable | $	$ 384,990